Consolidated Statements of Earnings (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Interest and dividend income:
Interest and fees on loans	$ 29,812,000	$ 21,642,000	$ 18,026,000
Interest and dividends on taxable investment securities	1,178,000	1,330,000	1,482,000
Interest on non-taxable investment securities	169,000	134,000	183,000
Interest on interest-bearing deposits and federal funds sold	183,000	206,000	261,000
Total interest income	31,342,000	23,312,000	19,952,000
Interest expense:
Interest on deposits	2,427,000	2,102,000	2,502,000
Interest on borrowings	442,000	511,000	778,000
Total interest expense	2,869,000	2,613,000	3,280,000
Net interest income	28,473,000	20,699,000	16,672,000
Provision for loan losses	978,000		125,000
Net interest income after provision for loan losses	27,495,000	20,699,000	16,547,000
Other income:
Service charges and fees on deposit accounts	714,000	630,000	535,000
Mortgage origination and fee income	3,752,000	4,035,000	3,254,000
Income from bank owned life insurance	242,000	236,000	194,000
Wealth management fees	58,000	89,000	103,000
Gain on other real estate	13,000	62,000	396,000
(Loss) gain on sale of investment securities available-for-sale	(33,000)	47,000
Other	286,000	203,000	183,000
Total other income	5,032,000	5,302,000	4,665,000
Other expense:
Salaries and employee benefits	15,459,000	13,443,000	11,587,000
Occupancy and equipment	1,944,000	1,727,000	1,733,000
Core deposit intangible amortization	19,000
Other operating expense	6,032,000	4,515,000	4,764,000
Total other expense	23,453,000	19,685,000	18,084,000
Earnings before income taxes	9,074,000	6,316,000	3,128,000
Income tax expense	3,159,000	2,310,000	1,071,000
Net earnings	5,915,000	4,006,000	2,057,000
Less: Net earnings attributable to noncontrolling interest	512,000
Net earnings	5,403,000	4,006,000	2,057,000
Basic earnings per common share	$ 0.92	$ 0.70	$ 0.36
Diluted earnings per common share	$ 0.91	$ 0.69	$ 0.36
Core Deposits [Member]
Other expense:
Core deposit intangible amortization	$ 18,000